BORROWINGS - Schedule of Principal Balances of Outstanding Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
TOTAL	$ 292,536	$ 159,107	$ 3,699	$ 12,240
HSBC Bank - Syndicated loan (United States)
Disclosure of detailed information about borrowings [line items]
TOTAL	290,679	155,980
BPIfrance Financement (France)
Disclosure of detailed information about borrowings [line items]
TOTAL	1,854	3,079
Others
Disclosure of detailed information about borrowings [line items]
TOTAL	$ 3	$ 48